Leases (Details) - Schedule of lease liabilities ¥ in Thousands	Mar. 31, 2022 CNY (¥)
Schedule Of Lease Liabilities Abstract
2023	¥ 4,514
2024	4,575
2025 and after	11,931
Total lease payments	21,020
Less: Interest	(3,111)
Present value of lease liabilities	17,909
Less current portion, record in current liabilities	(3,360)
Present value of lease liabilities	¥ 14,549